Risk Management - Value at risk analysis for trading activities (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2022	Dec. 31, 2021
Fair value concentration of risk market risk management reporting date value at risk [Member]
Value at risk [Line Items]
Total VaR	[1]	₩ 19,109	₩ 6,981
Fair value concentration of risk market risk management value at risk during year [Member] | Average
Value at risk [Line Items]
Total VaR	[1]	16,714	7,763
Fair value concentration of risk market risk management value at risk during year [Member] | Maximum
Value at risk [Line Items]
Total VaR	[1]	27,046	13,831
Fair value concentration of risk market risk management value at risk during year [Member] | Minimum
Value at risk [Line Items]
Total VaR	[1]	7,324	5,134
Interest rate | Fair value concentration of risk market risk management reporting date value at risk [Member]
Value at risk [Line Items]
Total VaR		11,800	4,177
Interest rate | Fair value concentration of risk market risk management value at risk during year [Member] | Average
Value at risk [Line Items]
Total VaR		8,847	4,681
Interest rate | Fair value concentration of risk market risk management value at risk during year [Member] | Maximum
Value at risk [Line Items]
Total VaR		11,987	14,017
Interest rate | Fair value concentration of risk market risk management value at risk during year [Member] | Minimum
Value at risk [Line Items]
Total VaR		4,298	2,405
Stock price | Fair value concentration of risk market risk management reporting date value at risk [Member]
Value at risk [Line Items]
Total VaR		7,055	2,972
Stock price | Fair value concentration of risk market risk management value at risk during year [Member] | Average
Value at risk [Line Items]
Total VaR		6,590	3,637
Stock price | Fair value concentration of risk market risk management value at risk during year [Member] | Maximum
Value at risk [Line Items]
Total VaR		12,448	6,676
Stock price | Fair value concentration of risk market risk management value at risk during year [Member] | Minimum
Value at risk [Line Items]
Total VaR		1,806	1,609
Foreign currencies | Fair value concentration of risk market risk management reporting date value at risk [Member]
Value at risk [Line Items]
Total VaR		17,608	5,904
Foreign currencies | Fair value concentration of risk market risk management value at risk during year [Member] | Average
Value at risk [Line Items]
Total VaR		14,002	6,745
Foreign currencies | Fair value concentration of risk market risk management value at risk during year [Member] | Maximum
Value at risk [Line Items]
Total VaR		22,251	13,144
Foreign currencies | Fair value concentration of risk market risk management value at risk during year [Member] | Minimum
Value at risk [Line Items]
Total VaR		5,421	4,747
Diversification | Fair value concentration of risk market risk management reporting date value at risk [Member]
Value at risk [Line Items]
Total VaR		(17,354)	(6,072)
Diversification | Fair value concentration of risk market risk management value at risk during year [Member] | Average
Value at risk [Line Items]
Total VaR		(12,725)	(7,300)
Diversification | Fair value concentration of risk market risk management value at risk during year [Member] | Maximum
Value at risk [Line Items]
Total VaR		(19,640)	(20,006)
Diversification | Fair value concentration of risk market risk management value at risk during year [Member] | Minimum
Value at risk [Line Items]
Total VaR		₩ (4,201)	₩ (3,627)

[1]	VaR (Value at Risk): Retention period of 1 day, Maximum expected losses under 99% level of confidence.